Interest Expense, Net (Details) CAD in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016 CAD	Dec. 31, 2016 CAD	Jun. 30, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Interest on debt				CAD 443	CAD 193
Beneficial Conversion Feature				(43)	0
Allowance for Funds Used During Construction				(13)	(4)
Interest Revenue				(2)	(6)
Other				19	6
Interest Expense (Income), Net				585	212
Interest Expense, Long-term Debt, Additional Information [Abstract]
Amortization of Debt Discount (Premium)	CAD 62
Amortization Of Debt Discount (Premium) After Tax	CAD 43
Debt Instrument Convertible Converted Percent	0.995
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest on debt				11	0
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest on debt				65	23
Interest Expense, Long-term Debt, Additional Information [Abstract]
Beneficial conversion feature, Interest Expense		CAD 62		CAD 62
Convertible Subordinated Debt					CAD 2,185
Interest Expense, Junior Subordinated Debentures			CAD 21